Share Capital and Treasury Shares	12 Months Ended
Dec. 31, 2025
Share Capital and Treasury Shares [Abstract]
SHARE CAPITAL AND TREASURY SHARES
29.	SHARE CAPITAL AND TREASURY SHARES

Issued and fully paid

	As at December 31, 2023
	Number of shares in issue	Share capital	RMB equivalent
		US$	RMB
Ordinary shares of US$0.0001 each	290,196,560	27	197

	As at December 31, 2024
	Number of shares in issue	Share capital	RMB equivalent
		US$	RMB
Ordinary shares of US$0.0001 each	315,224,993	29	214

	As at December 31, 2025
	Number of shares in issue	Share capital	RMB equivalent
		US$	RMB
Ordinary shares of US$0.0001 each	373,321,692	37	256

Movements in the issued share capital and treasury shares from January 1, 2023 to December 31, 2025 were as follows:

	Number of shares	Share capital	Treasury shares	Total
		RMB	RMB	RMB
At January 1, 2023	265,185,950	180	(26,552)	(26,372)
Issue of ordinary shares (a)	22,500,000	15	-	15
Issue of shares under the Pre-IPO share option scheme (b)	911,062	1	-	1
Issue of shares under the 2021 RSU scheme (c)	71,034	-	-	-
Equity-settled bonus (d)	1,528,514	1	1	2
Repurchase of ordinary shares (e)	-	-	(5,923)	(5,923)
Vesting of RSUs (f)	-	-	11,123	11,123
At December 31, 2023 and January 1, 2024	290,196,560	197	(21,351)	(21,154)
Issue of ordinary shares (g)	24,307,322	17	-	17
Issue of shares under the Pre-IPO share option scheme (h)	656,077	-	-	-
Issue of shares under the 2021 RSU scheme (i)	65,034	-	-	-
Equity-settled bonus (j)	-	-	8,631	8,631
Repurchase of ordinary shares (k)	-	-	(1,959)	(1,959)
Vesting of RSUs (l)	-	-	14,671	14,671
At December 31, 2024 and January 1, 2025	315,224,993	214	(8)	206
Issue of ordinary shares (m)	55,040,576	40	-	40
Issue of shares under the Pre-IPO share option scheme (n)	455,263	-	-	-
Issue of shares under the 2021 RSU scheme and 2022 RSU scheme (o)	1,008,253	2	-	2
Equity-settled bonus (p)	1,592,607	-	-	-
Repurchase of ordinary shares (q)	-	-	(3,590)	(3,590)
Vesting of RSUs (r)	-	-	637	637
At December 31, 2025	373,321,692	256	(2,961)	(2,705)
At December 31, 2025 in US$	373,321,692	37	(423)	(386)

(a)	In connection with the share placement, 22,500,000 placing shares of the Company were issued and allotted at a price of HK$24.45 per share on February 1, 2023, and an amount of RMB15 was credited as share capital.

(b)	During the year ended December 31, 2023, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company before December 31, 2023 to those grantees. In connection with the exercised share options, 911,062 new shares of the Company were issued with a weighted average exercise price of HK$0.01, and an amount of RMB1 was credited as share capital.

(c)	In June 2023, the Company issued ordinary shares with respect to the RSUs under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2023 to those selected persons. In connection with the exercised RSUs, 71,034 new shares of the Company were issued, and an amount of RMB0.05 was credited as share capital.

(d)	In June 2023, 1,528,514 ordinary shares and 1,237,884 treasury shares, being underlying shares of the RSUs granted under the 2021 RSU scheme and the 2018 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB1 and RMB1 were credited as share capital and treasury shares, respectively.

(e)	In November 2023, the Company instructed the trustee to purchase 250,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB5,923 for the purpose of the 2022 RSU scheme.

(f)	In connection with the exercise of RSUs granted under the 2018 and 2022 RSU Scheme, 1,069,461 treasury shares were allotted to the employees during the year ended December 31,2023.
(g)	In connection with the subscription of shares, 24,307,322 placing shares of the Company were issued and allotted at a price of HK$24.10 per share on June 20, 2024, and an amount of RMB17 was credited as share capital.

(h)	During the year ended December 31, 2024, the Company issued ordinary shares with respect to the share options under the Pre-IPO share option scheme exercised by certain grantees of the Company. In connection with the exercised share options, 656,077 new shares of the Company were issued with a weighted average exercise price of HK$0.01, and an amount of RMB0.5 was credited as share capital.

(i)	In June 2024, the Company issued ordinary shares with respect to the RSUs under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2024 to those selected persons. In connection with the exercised RSUs, 65,034 new shares of the Company were issued, and an amount of RMB0.05 was credited as share capital.

(j)	In September 2024, 397,949 treasury shares and 2,081,399 treasury shares, being underlying shares of the RSUs granted under the 2022 RSU scheme and the 2018 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB8,630 and RMB1.4 were both credited as treasury shares.

(k)	In February 2024, the Company instructed the trustee to purchase 100,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB1,959 for the purpose of the 2022 RSU Scheme.

(l)	In connection with the vesting of RSUs granted under the 2018 and 2022 RSU Schemes, 939,687 treasury shares were allotted to the employees during the year ended December 31, 2024.

(m)	In connection with the subscription of shares, 7,325,000 ADS (represents 29,300,000 of the Company’s ordinary shares) were offered at a price of US$17.25 per ADS on January 23, 2025, followed by an additional 935,144 ADS (represents 3,740,576 of the Company’s ordinary shares) were offered at the same price on February 13, 2025, and 22,000,000 placing shares of the Company were issued and allotted at a price of HK$68.6 per share on July 17, 2025, amounts of RMB40 (US$6) was credited as share capital.

(n)	During the year ended December 31, 2025, the Company issued ordinary shares with respect to the share options under the Pre-IPO share option scheme exercised by certain grantees of the Company. In connection with the exercised share options, 455,263 new shares of the Company were issued with a weighted average exercise price of HK$0.01, and an amount of RMB0.3 (US$0.04) was credited as share capital.

(o)	During June to September 2025, the Company issued ordinary shares with respect to the restricted share units under the 2021 and 2022 RSU Scheme exercised by certain selected persons of the Company before December 31, 2025 to those selected persons. In connection with the exercised restricted share units, 1,008,253 new shares of the Company were issued, and an amount of RMB0.7 (US$0.1) was credited as share capital.

(p)	In June 2025, 775,685 ordinary shares and 816,922 ordinary shares, being underlying shares of the restricted share units granted under the 2021 RSU scheme and the 2022 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB0.5 (US$0.07) and RMB0.6 (US$0.09) credited as share capital.

(q)	In April 2025, the Company instructed the trustee to purchase 100,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB3,590 (US$513) for the purpose of the 2022 RSU scheme.

(r)	In connection with the vesting of restricted share units granted under the 2022 RSU Scheme, 17,925 treasury shares were allotted to the employees during the year ended December 31, 2025.